Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Intangible assets
Less : Accumulated amortization		¥ (8,012,652)		$ (3,855,360)	¥ (26,767,764)
Intangible assets subject to amortization, net		54,992,151		8,241,629	57,221,627
Foreign currency translation adjustment		(237,979)		(203,368)	(1,411,983)
Intangible assets		54,754,172		11,964,935	83,072,545
Amortization expense	¥ 18,755,112	8,012,652	¥ 0
Future amortization expense
2017					20,213,308
2018					20,213,308
2019					1,767,390
License
Intangible assets
License with indefinite life				3,926,674	27,262,901
Customer contracts
Intangible assets
Intangible assets subject to amortization, gross		¥ 63,004,803		9,691,960	67,291,278
Software
Intangible assets
Intangible assets subject to amortization, gross				$ 2,405,029	¥ 16,698,113